Baird Ultra Short Bond Fund
Schedule of Investments, September 30, 2020 (Unaudited)
	Principal		% of
	Amount	Value	Net Assets
LONG-TERM INVESTMENTS

U.S. Treasury Securities
U.S. Treasury Bonds:
1.875%, 12/15/2020	$112,000,000	$112,402,536
2.000%, 01/15/2021	75,000,000	75,410,156
2.250%, 02/15/2021	15,000,000	15,118,945
2.375%, 03/15/2021	45,000,000	45,464,062
2.625%, 05/15/2021	190,000,000	192,946,484
2.125%, 08/15/2021	170,000,000	172,961,720
Total U.S. Treasury Securities (Cost $613,314,093)		614,303,903	17.4%

Other Government Related Security
Industrial Bank of Korea,
0.851%, 08/02/2021 (3 Month LIBOR USD + 0.600%) (1)(2)(3)	4,000,000	4,012,680
Total Other Government Related Security (Cost $4,000,000)		4,012,680	0.1%

Corporate Bonds
Industrials
AbbVie, Inc.:
0.597%, 05/21/2021 (3 Month LIBOR USD + 0.350%) (2)(3)	6,525,000	6,531,466
2.150%, 11/19/2021 (2)	7,195,000	7,328,637
5.000%, 12/15/2021 (2)	11,398,000	11,885,248
Amgen, Inc.,
3.875%, 11/15/2021	20,714,286	21,314,439
Analog Devices, Inc.,
2.500%, 12/05/2021	2,000,000	2,037,885
Anglo American Capital PLC,
4.125%, 04/15/2021 (1)(2)	14,000,000	14,217,999
Apache Corp.,
3.625%, 02/01/2021	7,000,000	6,965,000
AT&T, Inc.,
1.225%, 07/15/2021 (3 Month LIBOR USD + 0.950%) (3)	3,000,000	3,020,071
AutoNation, Inc.,
3.350%, 01/15/2021	1,403,000	1,409,142
BAE Systems Holdings, Inc.,
2.850%, 12/15/2020 (2)	16,617,000	16,662,834
Bayer US Finance II LLC:
0.855%, 06/25/2021 (3 Month LIBOR USD + 0.630%) (2)(3)	3,000,000	3,005,972
3.500%, 06/25/2021 (2)	7,110,000	7,252,663
2.750%, 07/15/2021 (2)	1,184,000	1,203,396
Bayer US Finance LLC,
3.000%, 10/08/2021 (2)	2,800,000	2,871,473
Becton Dickinson and Co.,
3.125%, 11/08/2021	5,310,000	5,457,808
BG Energy Capital PLC,
4.000%, 10/15/2021 (1)(2)	2,940,000	3,042,576
BMW US Capital LLC,
3.100%, 04/12/2021 (2)	2,671,000	2,709,570
Broadcom, Inc.,
3.125%, 04/15/2021	16,222,000	16,402,064
Bunge Limited Finance Corp.,
3.500%, 11/24/2020	16,573,000	16,645,540
Campbell Soup Co.,
0.880%, 03/15/2021 (3 Month LIBOR USD + 0.630%) (3)	4,275,000	4,282,908
Canadian Natural Resources Ltd.,
3.450%, 11/15/2021 (1)	5,864,000	5,997,393
Celanese US Holdings LLC,
5.875%, 06/15/2021	3,491,000	3,614,266
CF Industries, Inc.,
3.400%, 12/01/2021 (2)	3,886,000	3,986,069
Cigna Corp.,
0.896%, 09/17/2021 (3 Month LIBOR USD + 0.650%) (3)	2,000,000	2,000,394
CNH Industrial Capital LLC:
4.375%, 11/06/2020	18,825,000	18,884,206
3.875%, 10/15/2021	7,028,000	7,219,241
Conagra Brands, Inc.:
0.768%, 10/09/2020 (3 Month LIBOR USD + 0.500%) (3)	6,224,000	6,224,558
3.800%, 10/22/2021	15,600,000	16,130,912
CRH America, Inc.,
5.750%, 01/15/2021	4,855,000	4,926,841
CVS Health Corp.,
0.962%, 03/09/2021 (3 Month LIBOR USD + 0.720%) (3)	7,485,000	7,503,712
Daimler Finance North America LLC:
0.706%, 02/22/2021 (3 Month LIBOR USD + 0.450%) (2)(3)	3,500,000	3,501,085
3.000%, 02/22/2021 (2)	2,800,000	2,826,910
3.350%, 05/04/2021 (2)	4,605,000	4,678,473
2.000%, 07/06/2021 (2)	5,000,000	5,052,064
3.750%, 11/05/2021 (2)	6,629,000	6,850,586
1.136%, 02/22/2022 (3 Month LIBOR USD + 0.880%) (2)(3)	3,150,000	3,159,212
Danone SA,
2.077%, 11/02/2021 (1)(2)	4,184,000	4,248,937
Delta Air Lines, Inc.,
2.600%, 12/04/2020	3,515,000	3,519,586
Diamond 1 Finance Corp. / Diamond 2 Finance Corp.,
4.420%, 06/15/2021 (2)	5,355,000	5,481,560
DR Horton, Inc.,
2.550%, 12/01/2020	1,775,000	1,781,001
DuPont de Nemours, Inc.:
0.990%, 11/15/2020 (3 Month LIBOR USD + 0.710%) (3)	7,411,000	7,416,095
3.766%, 11/15/2020	5,000,000	5,020,519
Eastman Chemical Co.,
3.500%, 12/01/2021	9,170,000	9,449,094
Enbridge Energy Partners LP,
4.200%, 09/15/2021	7,459,000	7,649,273
Encana Corp.,
3.900%, 11/15/2021	11,619,000	11,615,230
Energy Transfer Operating LP,
4.650%, 06/01/2021	9,491,000	9,639,845
Eni SpA,
4.150%, 10/01/2020 (1)(2)	10,748,000	10,748,000
Enterprise Products Operating LLC,
2.850%, 04/15/2021	20,701,000	20,931,666
Equifax, Inc.:
1.150%, 08/15/2021 (3 Month LIBOR USD + 0.870%) (3)	6,420,000	6,445,282
3.600%, 08/15/2021	2,859,000	2,934,903
ERAC USA Finance LLC,
5.250%, 10/01/2020 (2)	2,547,000	2,547,000
Family Dollar Stores, Inc.,
5.000%, 02/01/2021	905,000	917,532
FedEx Corp.,
3.400%, 01/14/2022	12,500,000	12,957,396
Ford Motor Credit Co. LLC:
5.085%, 01/07/2021	350,000	350,437
5.750%, 02/01/2021	5,200,000	5,232,500
3.336%, 03/18/2021	1,700,000	1,700,425
Fortive Corp.,
2.350%, 06/15/2021	24,985,000	25,274,222
Fresenius Medical Care US Finance, Inc.,
5.750%, 02/15/2021 (2)	8,027,000	8,172,484
Fresenius US Finance II, Inc.,
4.250%, 02/01/2021 (2)	2,350,000	2,377,194
General Mills, Inc.,
0.811%, 04/16/2021 (3 Month LIBOR USD + 0.540%) (3)	3,500,000	3,506,329
General Motors Co.,
1.150%, 09/10/2021 (3 Month LIBOR USD + 0.900%) (3)	1,500,000	1,499,989
General Motors Financial Co., Inc.:
2.450%, 11/06/2020	4,200,000	4,206,729
4.200%, 03/01/2021	1,815,000	1,837,222
3.550%, 04/09/2021	4,155,000	4,210,043
3.200%, 07/06/2021	11,356,000	11,527,841
4.200%, 11/06/2021	1,975,000	2,038,486
Georgia-Pacific LLC,
3.163%, 11/15/2021 (2)	3,670,000	3,766,533
Glencore Finance (Canada) Ltd.,
4.950%, 11/15/2021 (1)(2)	5,864,000	6,121,365
Global Payments, Inc.,
3.800%, 04/01/2021	12,116,000	12,277,457
Hewlett Packard Enterprise Co.:
0.929%, 03/12/2021 (3 Month LIBOR USD + 0.680%) (3)	5,000,000	5,010,169
3.500%, 10/05/2021	13,340,000	13,719,633
Hyundai Capital America:
3.000%, 10/30/2020 (2)	630,000	631,152
3.450%, 03/12/2021 (2)	1,905,000	1,927,129
2.450%, 06/15/2021 (2)	3,150,000	3,184,044
3.750%, 07/08/2021 (2)	17,785,000	18,187,838
Hyundai Capital America, Inc.,
1.170%, 07/08/2021 (3 Month LIBOR USD + 0.940%) (2)(3)	1,825,000	1,826,319
IDEX Corp.,
4.200%, 12/15/2021	1,200,000	1,242,420
Ingersoll-Rand Global Holding Co. Ltd.,
2.900%, 02/21/2021	3,000,000	3,028,827
International Business Machines Corp.,
0.654%, 05/13/2021 (3 Month LIBOR USD + 0.400%) (3)	6,400,000	6,415,840
JD.com, Inc.,
3.125%, 04/29/2021 (1)	8,945,000	9,047,026
Keurig Dr Pepper, Inc.:
3.551%, 05/25/2021	3,624,000	3,696,630
2.530%, 11/15/2021	1,000,000	1,020,651
Kinder Morgan Energy Partners LP:
5.800%, 03/01/2021	9,581,000	9,789,676
5.000%, 10/01/2021	6,879,000	7,101,612
Kinder Morgan, Inc.,
5.000%, 02/15/2021 (2)	9,105,000	9,219,279
Kinross Gold Corp.,
5.125%, 09/01/2021 (1)	21,862,000	22,495,285
L3Harris Technologies, Inc.,
4.950%, 02/15/2021	6,856,000	6,893,362
Lennar Corp.,
2.950%, 11/29/2020	3,000,000	3,000,000
LyondellBasell Industries NV,
6.000%, 11/15/2021 (1)	1,000,000	1,045,891
Marathon Petroleum Corp.,
5.125%, 03/01/2021	5,000,000	5,086,898
Marriott International, Inc.:
0.846%, 12/01/2020 (3 Month LIBOR USD + 0.600%) (3)	4,775,000	4,766,499
0.898%, 03/08/2021 (3 Month LIBOR USD + 0.650%) (3)	3,300,000	3,286,607
Microchip Technology, Inc.,
3.922%, 06/01/2021	25,593,000	26,159,453
Molson Coors Beverage Co.,
2.100%, 07/15/2021	18,135,000	18,351,968
Mylan NV,
3.150%, 06/15/2021 (1)	21,762,000	22,112,601
Nissan Motor Acceptance Corp.:
2.550%, 03/08/2021 (2)	4,630,000	4,654,035
0.857%, 09/21/2021 (3 Month LIBOR USD + 0.630%) (2)(3)	4,800,000	4,755,222
3.650%, 09/21/2021 (2)	3,773,000	3,847,875
2.800%, 01/13/2022 (2)	1,600,000	1,616,229
Occidental Petroleum Corp.:
4.850%, 03/15/2021	5,160,000	5,108,400
1.730%, 08/15/2022 (3 Month LIBOR USD + 1.450%) (3)	8,000,000	7,121,283
Orlando Health Obligated Group,
3.205%, 10/01/2021	1,000,000	1,022,723
Penske Truck Leasing Co.:
3.300%, 04/01/2021 (2)	3,000,000	3,035,244
3.650%, 07/29/2021 (2)	6,560,000	6,713,264
Pernod Ricard SA,
5.750%, 04/07/2021 (1)(2)	6,999,000	7,188,733
Phillips 66,
0.834%, 02/26/2021 (3 Month LIBOR USD + 0.600%) (3)	2,710,000	2,710,291
POSCO,
5.250%, 04/14/2021 (1)(2)	9,116,000	9,312,541
Raytheon Technologies Corp.,
3.100%, 11/15/2021 (2)	6,329,000	6,467,303
Rolls-Royce PLC,
2.375%, 10/14/2020 (1)(2)	2,300,000	2,294,250
Roper Technologies, Inc.,
2.800%, 12/15/2021	2,851,000	2,923,166
Royal Caribbean Cruises Ltd.,
2.650%, 11/28/2020 (1)	1,780,000	1,771,100
Ryder System, Inc.,
2.250%, 09/01/2021	1,959,000	1,987,805
Seven & i Holdings Co., Ltd.,
3.350%, 09/17/2021 (1)(2)	1,608,000	1,647,762
Shell International Finance BV,
1.875%, 05/10/2021 (1)	10,200,000	10,298,546
Sonoco Products Co.,
4.375%, 11/01/2021	2,000,000	2,057,780
Southern Natural Gas Co. LLC,
4.400%, 06/15/2021	20,928,000	21,274,129
Spirit AeroSystems, Inc.,
1.050%, 06/15/2021 (3 Month LIBOR USD + 0.800%) (3)	4,000,000	3,783,842
Sunoco Logistics Partners Operations LP,
4.400%, 04/01/2021	15,000,000	15,220,131
Telefonica Emisiones SA,
5.462%, 02/16/2021 (1)	8,643,000	8,802,784
Texas Gas Transmission LLC,
4.500%, 02/01/2021 (2)	2,455,000	2,461,992
Textron, Inc.,
0.793%, 11/10/2020 (3 Month LIBOR USD + 0.550%) (3)	2,705,000	2,705,072
Time Warner Cable LLC:
4.125%, 02/15/2021	8,083,000	8,114,570
4.000%, 09/01/2021	17,422,000	17,799,373
TransCanada PipeLines Ltd.,
3.800%, 10/01/2020 (1)	2,000,000	2,000,000
TTX Co.,
4.400%, 05/01/2021 (2)	524,000	535,106
Verizon Communications, Inc.,
1.380%, 05/15/2025 (3 Month LIBOR USD + 1.100%) (3)	4,000,000	4,086,232
Volkswagen Group of America Finance LLC:
3.875%, 11/13/2020 (2)	2,285,000	2,293,808
2.500%, 09/24/2021 (2)	7,300,000	7,435,454
1.197%, 11/12/2021 (3 Month LIBOR USD + 0.940%) (2)(3)	6,000,000	6,029,352
4.000%, 11/12/2021 (2)	10,041,000	10,408,996
Vulcan Materials Co.,
0.896%, 03/01/2021 (3 Month LIBOR USD + 0.650%) (3)	9,236,000	9,239,494
Williams Companies, Inc.:
7.875%, 09/01/2021	5,902,000	6,291,269
4.000%, 11/15/2021	14,625,000	15,061,310
Xylem, Inc.,
4.875%, 10/01/2021	17,675,000	18,448,078
Total Industrials (Cost $929,986,188)		930,976,141	26.4%

Utilities
American Electric Power Co., Inc.,
3.650%, 12/01/2021	6,450,000	6,678,889
EDP Finance BV,
5.250%, 01/14/2021 (1)(2)	20,167,000	20,422,101
Emera US Finance LP,
2.700%, 06/15/2021	16,003,000	16,223,637
Exelon Corp.:
5.150%, 12/01/2020	1,260,000	1,260,000
2.450%, 04/15/2021	6,615,000	6,672,268
NextEra Energy Capital Holdings, Inc.,
0.806%, 08/28/2021 (3 Month LIBOR USD + 0.550%) (3)	2,619,000	2,619,994
PNM Resources, Inc.,
3.250%, 03/09/2021	23,964,000	24,236,487
Progress Energy, Inc.,
4.400%, 01/15/2021	1,351,000	1,355,570
Tampa Electric Co.,
5.400%, 05/15/2021	2,930,000	3,019,749
UIL Holdings Corp.,
4.625%, 10/01/2020	3,000,000	3,000,000
Western Power Distribution,
5.375%, 05/01/2021 (1)(2)	9,252,000	9,385,633
Total Utilities (Cost $94,536,639)		94,874,328	2.7%

Financials
ABN AMRO Bank NV,
0.821%, 08/27/2021 (3 Month LIBOR USD + 0.570%) (1)(2)(3)	1,000,000	1,004,085
American International Group, Inc.,
3.300%, 03/01/2021	1,804,000	1,821,330
Bank of America Corp.:
0.946%, 10/01/2021 (3 Month LIBOR USD + 0.650%) (3)	1,965,000	1,965,000
0.875%, 06/25/2022 (3 Month LIBOR USD + 0.650%) (3)	4,000,000	4,014,292
Barclays Bank PLC:
5.140%, 10/14/2020 (1)	8,747,000	8,759,345
10.180%, 06/12/2021 (1)(2)	1,951,000	2,052,664
Barclays PLC:
3.250%, 01/12/2021 (1)	3,720,000	3,749,213
3.200%, 08/10/2021 (1)	10,000,000	10,230,553
BBVA USA:
0.980%, 06/11/2021 (3 Month LIBOR USD + 0.730%) (3)	4,750,000	4,764,704
3.500%, 06/11/2021	10,714,000	10,908,237
BPCE SA,
2.750%, 12/02/2021 (1)	5,870,000	6,035,197
Capital One Financial Corp.,
3.450%, 04/30/2021	8,401,000	8,535,650
Capital One NA,
2.950%, 07/23/2021	14,214,000	14,491,206
Citibank NA,
0.853%, 05/20/2022 (3 Month LIBOR USD + 0.600%) (3)	7,000,000	7,018,580
Citigroup, Inc.:
2.350%, 08/02/2021	1,269,000	1,290,398
2.900%, 12/08/2021	18,821,000	19,333,836
Citizens Bank NA,
0.985%, 02/14/2022 (3 Month LIBOR USD + 0.720%) (3)	1,500,000	1,506,312
Citizens Financial Group, Inc.,
2.375%, 07/28/2021	4,000,000	4,058,311
Credit Agricole CIB,
0.859%, 10/03/2021 (3 Month LIBOR USD + 0.625%) (1)(3)	4,000,000	4,000,120
Credit Suisse,
3.450%, 04/16/2021 (1)	11,509,000	11,701,762
Credit Suisse Group Funding Guernsey Ltd.,
3.125%, 12/10/2020 (1)	4,520,000	4,543,504
Deutsche Bank AG:
3.150%, 01/22/2021 (1)	11,708,000	11,778,831
4.250%, 10/14/2021 (1)	6,866,000	7,068,031
Fifth Third Bank NA,
0.891%, 02/01/2022 (3 Month LIBOR USD + 0.640%) (3)	2,000,000	2,012,370
First Horizon National Corp.,
3.500%, 12/15/2020	20,219,000	20,287,715
Goldman Sachs Group, Inc.:
2.020%, 02/25/2021 (3 Month LIBOR USD + 1.770%) (3)	2,285,000	2,300,868
1.450%, 11/15/2021 (3 Month LIBOR USD + 1.170%) (3)	3,980,000	3,984,911
HSBC Finance Corp.,
6.676%, 01/15/2021	9,975,000	10,091,135
Jefferies Group LLC,
6.875%, 04/15/2021	4,055,000	4,186,370
Lloyds Bank PLC:
0.732%, 05/07/2021 (3 Month LIBOR USD + 0.490%) (1)(3)	3,665,000	3,674,308
3.000%, 01/11/2022 (1)	7,622,000	7,842,380
Macquarie Bank Ltd.,
6.625%, 04/07/2021 (1)(2)	3,971,000	4,092,197
Macquarie Group Ltd.,
6.250%, 01/14/2021 (1)(2)	10,344,000	10,511,821
Marsh & McLennan Companies, Inc.,
1.418%, 12/29/2021 (3 Month LIBOR USD + 1.200%) (3)	7,000,000	7,006,673
Mitsubishi UFJ Financial Group, Inc.:
0.895%, 07/26/2021 (3 Month LIBOR USD + 0.650%) (1)(3)	5,981,000	6,004,117
0.948%, 03/07/2022 (3 Month LIBOR USD + 0.700%) (1)(3)	3,173,000	3,193,971
Mizuho Financial Group, Inc.:
1.746%, 04/12/2021 (3 Month LIBOR USD + 1.480%) (1)(2)(3)	1,500,000	1,510,759
2.632%, 04/12/2021 (1)(2)	3,600,000	3,644,101
1.196%, 02/28/2022 (3 Month LIBOR USD + 0.940%) (1)(3)	5,205,000	5,256,794
Morgan Stanley,
1.452%, 01/20/2022 (3 Month LIBOR USD + 1.180%) (3)	17,400,000	17,450,674
Nationwide Financial Services, Inc.,
5.375%, 03/25/2021 (2)	5,372,000	5,491,058
Nordea Bank AB,
4.875%, 05/13/2021 (1)(2)	23,525,000	24,134,018
PNC Bank NA,
0.672%, 12/09/2022 (3 Month LIBOR USD + 0.430%) (3)	8,000,000	8,026,288
Reliance Standard Life Global Funding II,
3.050%, 01/20/2021 (2)	1,000,000	1,007,383
Santander Holdings USA, Inc.,
4.450%, 12/03/2021	2,000,000	2,079,277
Santander UK Group Holdings PLC:
3.125%, 01/08/2021 (1)	4,588,000	4,620,598
2.875%, 08/05/2021 (1)	3,270,000	3,335,766
Santander UK PLC:
2.500%, 01/05/2021 (1)	2,000,000	2,011,164
3.400%, 06/01/2021 (1)	2,088,000	2,130,783
0.940%, 11/15/2021 (3 Month LIBOR USD + 0.660%) (1)(3)	2,750,000	2,766,248
Standard Chartered PLC:
3.050%, 01/15/2021 (1)(2)	3,500,000	3,523,319
1.450%, 09/10/2022 (3 Month LIBOR USD + 1.200%) (1)(2)(3)	5,000,000	5,016,453
1.422%, 01/20/2023 (3 Month LIBOR USD + 1.150%) (1)(2)(3)	3,000,000	3,011,084
Stifel Financial Corp.,
3.500%, 12/01/2020	13,312,000	13,356,610
Sumitomo Mitsui Financial Group, Inc.:
2.442%, 10/19/2021 (1)	15,000,000	15,325,690
2.846%, 01/11/2022 (1)	2,356,000	2,424,836
SunTrust Banks, Inc.,
0.870%, 05/17/2022 (3 Month LIBOR USD + 0.590%) (3)	8,400,000	8,454,747
Svenska Handelsbanken AB,
0.726%, 05/24/2021 (3 Month LIBOR USD + 0.470%) (1)(3)	3,725,000	3,734,424
Swedbank AB,
2.650%, 03/10/2021 (1)(2)	1,750,000	1,768,112
Synchrony Bank,
3.650%, 05/24/2021	11,730,000	11,907,818
Synchrony Financial,
3.750%, 08/15/2021	13,877,000	14,155,683
Toronto-Dominion Bank,
3.250%, 06/11/2021 (1)	10,000,000	10,206,449
Trinity Acquisition PLC,
3.500%, 09/15/2021 (1)	2,815,000	2,884,379
UBS Group Funding Switzerland AG:
2.048%, 04/14/2021 (3 Month LIBOR USD + 1.780%) (1)(2)(3)	8,500,000	8,573,909
1.781%, 02/01/2022 (3 Month LIBOR USD + 1.530%) (1)(2)(3)	4,650,000	4,730,248
Wells Fargo & Co.,
1.270%, 07/26/2021 (3 Month LIBOR USD + 1.025%) (3)	4,975,000	5,011,317
Wells Fargo Bank NA,
0.902%, 09/09/2022 (3 Month LIBOR USD + 0.660%) (3)	8,150,000	8,185,711
Willis Towers Watson PLC,
5.750%, 03/15/2021 (1)	10,851,000	11,093,427
Total Financials (Cost $450,887,459)		452,649,124	12.9%
Total Corporate Bonds (Cost $1,475,410,286)		1,478,499,593	42.0%

Municipal Bonds
Berks County Municipal Authority,
1.050%, 05/15/2022 (Callable 10/01/2020) (4)	800,000	800,000
Borough of Carlstadt NJ,
2.000%, 07/23/2021	8,525,000	8,623,464
California Pollution Control Financing Authority,
0.600%, 11/01/2042 (2)(4)	1,500,000	1,500,210
Chicago Midway International Airport,
5.000%, 01/01/2021	2,000,000	2,019,460
City of Baton Rouge and Parish of East Baton Rouge,
5.000%, 08/01/2021	1,500,000	1,557,015
City of Bridgeport CT,
3.313%, 07/01/2021	2,150,000	2,181,669
City of El Cerrito CA,
3.000%, 07/01/2021	4,510,000	4,584,686
City of New York NY,
0.350%, 10/01/2046 (Callable 10/01/2020) (4)	1,700,000	1,700,000
City of Newark NJ,
2.000%, 10/05/2021 (6)	3,000,000	3,027,180
City of Ontario CA,
1.971%, 06/01/2021	470,000	474,094
City of Troy NY,
1.250%, 07/30/2021	12,902,475	13,009,437
City of Whiting IN,
5.250%, 01/01/2021	10,000,000	10,124,500
Connecticut State Higher Education Supplement Loan Authority,
5.000%, 11/15/2020	1,050,000	1,054,620
County of Clark Department of Aviation,
5.000%, 07/01/2021	8,500,000	8,773,105
County of Cook IL,
5.000%, 11/15/2020	1,830,000	1,839,406
County of Hudson NJ:
7.000%, 12/01/2020	4,945,000	4,991,038
7.000%, 06/01/2021	5,070,000	5,260,632
County of Meade KY,
0.180%, 07/01/2060 (Callable 10/01/2020) (4)	8,000,000	8,000,000
County of Riverside CA,
2.165%, 02/15/2021	3,500,000	3,520,265
County of St. Lucie FL,
0.140%, 09/01/2028 (Callable 10/01/2020) (4)	15,000,000	15,000,000
Dallas/Fort Worth International Airport,
5.000%, 11/01/2038 (Callable 11/01/2021)	1,120,000	1,176,616
Florida Development Finance Corp.,
1.645%, 04/01/2021	505,000	505,889
Garden State Preservation Trust,
0.000%, 11/01/2021	1,000,000	992,900
Glendale-River Hills School District:
1.000%, 04/19/2021	2,050,000	2,059,020
1.000%, 08/23/2021	2,000,000	2,013,400
Gulf Coast Authority,
2.450%, 05/01/2028 (4)	2,500,000	2,527,025
Indianapolis Local Public Improvement Bond Bank,
1.450%, 06/01/2021 (Callable 11/02/2020)	11,000,000	11,000,550
Industrial Development Authority of the City of Phoenix,
0.480%, 12/01/2035 (4)	1,000,000	1,000,220
Industrial Development Authority of the County of Yavapai,
2.800%, 06/01/2027 (4)	1,500,000	1,521,825
Iowa Student Loan Liquidity Corp.,
5.000%, 12/01/2020	1,800,000	1,808,910
Jersey City Redevelopment Agency,
3.000%, 05/27/2021	2,000,000	2,034,740
Kendall County Forest Preserve District,
5.000%, 01/01/2021	2,000,000	2,023,300
Louisiana Public Facilities Authority,
6.750%, 05/01/2041 (Callable 05/01/2021)	3,000,000	3,109,440
Massachusetts Development Finance Agency,
2.450%, 05/01/2027 (2)(4)	3,000,000	3,032,430
Massachusetts Educational Financing Authority,
5.000%, 01/01/2021	3,000,000	3,029,340
Memphis-Shelby County Airport Authority,
5.000%, 07/01/2021	1,000,000	1,033,280
Merrimack Valley Regional Transit Authority,
1.500%, 06/25/2021	1,650,000	1,659,636
Metropolitan Transportation Authority:
5.000%, 05/15/2021	4,650,000	4,711,380
5.000%, 05/15/2021	1,365,000	1,383,018
5.000%, 09/01/2021	16,960,000	17,287,837
Mission Economic Development Corp.,
0.500%, 01/01/2026 (4)	11,300,000	11,302,599
Mizuho Floater/Residual Trust,
0.660%, 11/15/2036 (Callable 10/01/2020) (2)(4)	15,200,000	15,200,000
Monroe County Development Authority,
0.120%, 09/01/2037 (Callable 10/01/2020) (4)	10,000,000	10,000,000
Montachusett Regional Transit Authority,
1.500%, 07/30/2021	19,000,000	19,152,570
New Jersey Economic Development Authority:
0.000%, 02/15/2021	12,980,000	12,950,146
5.000%, 06/15/2021	5,000,000	5,141,450
New Jersey Educational Facilities Authority,
5.000%, 09/01/2021	1,610,000	1,669,184
New Jersey Housing & Mortgage Finance Agency,
0.743%, 04/01/2021	1,080,000	1,079,806
New Jersey Sports & Exposition Authority,
5.000%, 09/01/2021	1,300,000	1,348,880
New York State Dormitory Authority:
4.200%, 01/01/2021	2,170,000	2,178,789
5.000%, 07/01/2021	1,545,000	1,598,194
Orange County Convention Center,
5.000%, 10/01/2020	1,285,000	1,285,000
Penns Grove-Carneys Point Regional School District,
2.000%, 07/09/2021	6,858,000	6,930,763
Pennsylvania Economic Development Financing Authority:
0.600%, 04/01/2034 (4)	2,200,000	2,200,308
0.700%, 08/01/2037 (4)	7,500,000	7,506,225
0.450%, 08/01/2045 (4)	3,000,000	3,000,180
Philadelphia Authority for Industrial Development,
3.664%, 04/15/2022	4,000,000	4,090,120
Philadelphia Parking Authority,
5.000%, 09/01/2021 (Callable 11/02/2020)	8,450,000	8,474,251
Port Authority of New York & New Jersey,
5.000%, 11/15/2020	1,225,000	1,231,884
Port of Port Arthur Navigation District:
0.190%, 04/01/2040 (Callable 10/01/2020) (4)	8,505,000	8,505,000
0.420%, 11/01/2040 (Callable 10/01/2020) (4)	10,000,000	10,000,000
Public Finance Authority:
5.000%, 07/01/2022	2,790,000	2,883,353
0.450%, 10/01/2025 (4)	3,000,000	3,000,180
Sacramento County Public Financing Authority,
3.543%, 04/01/2021	1,300,000	1,318,447
San Diego Convention Center Expansion Financing Authority,
0.990%, 04/15/2021	1,000,000	1,002,190
State of Connecticut,
3.000%, 07/01/2021	3,250,000	3,313,115
State of Illinois,
5.000%, 08/01/2021	1,035,000	1,059,726
Tender Option Bond Trust:
0.510%, 11/15/2045 (2)(4)	10,400,000	10,400,000
0.410%, 07/01/2047 (2)(4)	2,000,000	2,000,000
Terrebonne Levee & Conservation District,
0.804%, 06/01/2021	1,000,000	1,002,320
Town of Oyster Bay NY,
3.000%, 02/01/2021	3,420,000	3,447,599
Triborough Bridge & Tunnel Authority,
0.554%, 11/15/2038 (SOFR + 0.500%) (3)	6,000,000	6,000,000
Virginia Small Business Financing Authority,
3.000%, 07/01/2050 (Callable 11/02/2020) (2)(4)	2,500,000	2,497,275
Washington Higher Education Facilities Authority:
1.935%, 10/01/2020	500,000	500,000
3.611%, 10/01/2020	1,595,000	1,595,000
Westfield-Washington Schools,
2.000%, 07/15/2021	1,120,000	1,133,474
Wheaton College,
0.800%, 10/01/2035 (Callable 10/01/2020) (4)	3,000,000	3,000,000
Total Municipal Bonds (Cost $340,444,881)		340,949,565	9.7%

Residential Mortgage-Backed Securities
Non-U.S. Government Agency Issues
Aegis Asset Backed Securities Trust,
Series 2005-4, Class M1, 0.823%, 10/25/2035 (1 Month LIBOR USD + 0.675%) (3)	1,560,210	1,551,111
Arroyo Mortgage Trust,
Series 2019-3, Class A1, 2.962%, 10/25/2048 (2)(4)	1,011,575	1,038,509
Carrington Mortgage Loan Trust:
Series 2005-NC1, Class M2, 0.928%, 02/26/2035 (1 Month LIBOR USD + 0.780%) (3)	516,487	519,394
Series 2007-HE1, Class A2, 0.298%, 06/25/2037 (1 Month LIBOR USD + 0.150%) (3)	37,351	37,325
Citigroup Mortgage Loan Trust, Inc.,
Series 2007-AMC4, Class A2C, 0.318%, 05/25/2037 (1 Month LIBOR USD + 0.170%) (3)	139,992	139,610
Countrywide Asset-Backed Certificates,
Series 2006-23, Class 2A3, 0.318%, 08/25/2033 (1 Month LIBOR USD + 0.170%) (3)	502,168	501,565
GSAMP Trust:
Series 2005-WMC2, Class A2C, 0.848%, 11/25/2035 (1 Month LIBOR USD + 0.700%) (3)	388,194	388,887
Series 2006-HE4, Class A2C, 0.298%, 06/25/2036 (1 Month LIBOR USD + 0.150%) (3)	518,115	516,557
Home Equity Asset Trust:
Series 2006-2, Class 2A4, 0.458%, 05/25/2036 (1 Month LIBOR USD + 0.310%) (2)(3)	1,259,032	1,251,765
Series 2006-3, Class 1A1, 0.348%, 07/25/2036 (1 Month LIBOR USD + 0.200%) (3)	382,118	381,811
MASTR Alternative Loan Trust,
Series 2004-13, Class 8A1, 5.500%, 01/25/2025	26,110	25,843
Mill City Mortgage Trust,
Series 2015-1, Class A3, 3.000%, 06/25/2056 (2)(4)	1,111,422	1,111,517
Popular ABS Mortgage Pass-Through Trust:
Series 2005-B, Class M2, 0.808%, 08/25/2035 (1 Month LIBOR USD + 0.660%) (3)	70,864	70,863
Series 2006-C, Class A4, 0.398%, 07/25/2036 (1 Month LIBOR USD + 0.250%) (3)	477,787	476,380
RAMP Series Trust,
Series 2007-RZ1, Class A2, 0.308%, 02/25/2037 (1 Month LIBOR USD + 0.160%) (3)	366,337	365,660
RASC Series Trust,
Series 2005-KS11, Class M1, 0.548%, 12/25/2035 (1 Month LIBOR USD + 0.400%) (3)	16,299	16,300
Soundview Home Loan Trust,
Series 2006-OPT2, Class A3, 0.328%, 05/25/2036 (1 Month LIBOR USD + 0.180%) (3)	301,510	301,221
Towd Point Mortgage Trust:
Series 2017-1, Class A1, 2.750%, 10/25/2056 (2)(4)	9,407,607	9,649,294
Series 2017-5, Class A1, 0.748%, 02/26/2057 (1 Month LIBOR USD + 0.600%) (2)(3)	4,210,525	4,202,732
Total Residential Mortgage-Backed Securities (Cost $22,558,478)		22,546,344	0.6%

Commercial Mortgage-Backed Securities
Non-U.S. Government Agency Issues
COMM Mortgage Trust,
Series 2012-CR2, Class ASB, 2.752%, 08/17/2045	1,603,650	1,612,696
GS Mortgage Securities Trust:
Series 2011-GC5, Class A4, 3.707%, 08/10/2044	4,690,618	4,727,967
Series 2012-GC6, Class AAB, 3.314%, 01/12/2045	7,115,283	7,164,831
WFRBS Commercial Mortgage Trust,
Series 2012-C8, Class ASB, 2.559%, 08/17/2045	3,333,430	3,364,897
Total Commercial Mortgage-Backed Securities (Cost $16,875,069)		16,870,391	0.5%

Asset Backed Securities
Ally Auto Receivables:
Series 2017-5, Class A3, 1.990%, 03/15/2022	322,307	322,997
Series 2019-2, Class A2, 2.340%, 07/15/2022	4,097,178	4,111,511
Series 2019-4, Class A2, 1.930%, 10/15/2022	13,427,994	13,485,693
Series 2017-5, Class A4, 2.220%, 10/17/2022	4,050,000	4,092,238
Ally Auto Receivables Trust,
Series 2019-1, Class A2, 2.850%, 03/15/2022	274,132	274,415
Ally Master Owner Trust:
Series 2018-1, Class A2, 2.700%, 01/15/2023	3,065,000	3,085,005
Series 2018-2, Class A, 3.290%, 05/15/2023	8,150,000	8,300,610
American Express Credit Account Master Trust:
Series 2017-6, Class A, 2.040%, 05/15/2023	9,092,000	9,098,350
Series 2018-4, Class A, 2.990%, 12/15/2023	3,351,000	3,408,980
BA Credit Card Trust,
Series 2018-A1, Class A1, 2.700%, 07/17/2023	12,090,000	12,201,725
Bank of The West Auto Trust:
Series 2019-1, Class A2, 2.400%, 10/17/2022 (2)	850,274	854,689
Series 2018-1, Class A3, 3.430%, 12/15/2022 (2)	3,508,639	3,550,366
Series 2017-1, Class A3, 2.110%, 01/15/2023 (2)	1,748,483	1,758,804
BMW Vehicle Owner Trust,
Series 2018-A, Class A3, 2.350%, 04/25/2022	2,235,270	2,246,056
Capital One Multi-Asset Execution Trust:
Series 2018-A1, Class A1, 3.010%, 02/15/2024	7,440,000	7,551,834
Series 2017-A2, Class A2, 0.562%, 01/15/2025 (1 Month LIBOR USD + 0.410%) (3)	13,500,000	13,537,387
Capital One Prime Auto Receivables Trust,
Series 2019-2, Class A2, 2.060%, 09/15/2022	3,913,371	3,934,381
CarMax Auto Owner Trust:
Series 2018-4, Class A2A, 3.110%, 02/15/2022	358,606	359,017
Series 2019-3, Class A2A, 2.210%, 12/15/2022	3,504,455	3,528,562
Series 2020-3, Class A2A, 0.490%, 06/15/2023	6,500,000	6,509,322
Series 2018-4, Class A3, 3.360%, 09/15/2023	23,475,000	24,069,223
Citibank Credit Card Issuance Trust,
Series 2018-A1, Class A1, 2.490%, 01/20/2023	20,628,000	20,768,753
CNH Equipment Trust,
Series 2020-A, Class A2, 1.080%, 07/15/2023	1,800,000	1,809,584
Conseco Financial Corp.,
Series 1998-4, Class A6, 6.530%, 04/01/2030 (4)	135,589	138,503
Daimler Trucks Retail Trust,
Series 2019-1, Class A3, 2.770%, 08/15/2022 (2)	15,017,227	15,209,810
Dell Equipment Finance Trust:
Series 2020-1, Class A2, 2.260%, 06/22/2022 (2)	11,025,000	11,206,626
Series 2020-2, Class A2, 0.470%, 10/24/2022 (2)	6,000,000	6,023,358
Discover Card Execution Note Trust:
Series 2015-A4, Class A4, 2.190%, 04/17/2023	12,619,000	12,627,866
Series 2016-A3, Class A3, 1.850%, 10/16/2023	2,500,000	2,521,751
Ford Credit Auto Lease Trust:
Series 2019-B, Class A2A, 2.280%, 02/15/2022	5,714,347	5,735,862
Series 2020-B, Class A2A, 0.500%, 12/15/2022	7,875,000	7,887,860
Ford Credit Auto Owner Trust:
Series 2017-B, Class A4, 1.870%, 09/15/2022	1,355,000	1,362,807
Series 2020-A, Class A2, 1.030%, 10/15/2022	3,487,054	3,498,359
Series 2016-1, Class A, 2.310%, 08/15/2027 (2)	7,795,000	7,850,365
GM Financial Automobile Leasing Trust:
Series 2019-2, Class A2A, 2.670%, 06/21/2021	155,209	155,404
Series 2018-3, Class A3, 3.180%, 06/21/2021	1,350,630	1,353,065
GM Financial Consumer Automobile Receivables Trust:
Series 2019-2, Class A2A, 2.660%, 06/16/2022	256,909	257,189
Series 2018-1, Class A3, 2.320%, 07/18/2022	8,893,152	8,953,984
Series 2018-2, Class A3, 2.810%, 12/16/2022	828,455	839,358
Series 2020-2, Class A2A, 1.500%, 03/16/2023	6,944,141	6,987,794
Series 2020-3, Class A2, 0.350%, 07/16/2023	10,000,000	10,004,866
Golden Credit Card Trust,
Series 2018-1, Class A, 2.620%, 01/15/2023 (2)	8,131,000	8,183,999
Honda Auto Receivables Owner Trust,
Series 2019-2, Class A2, 2.570%, 12/21/2021	4,119,799	4,138,849
HPEFS Equipment Trust,
Series 2019-1A, Class A2, 2.190%, 09/20/2029 (2)	3,184,601	3,203,045
Hyundai Auto Lease Securitization Trust:
Series 2018-B, Class A3, 3.040%, 10/15/2021 (2)	3,406,030	3,411,614
Series 2019-A, Class A3, 2.980%, 07/15/2022 (2)	6,560,000	6,623,667
Series 2020-B, Class A2, 0.360%, 01/17/2023 (2)	9,850,000	9,851,722
Hyundai Auto Receivables Trust:
Series 2019-A, Class A2, 2.670%, 12/15/2021	2,385,671	2,391,013
Series 2020-B, Class A2, 0.380%, 03/15/2023	7,500,000	7,505,309
Series 2020-A, Class A2, 1.510%, 04/15/2023	8,050,000	8,121,461
Series 2017-A, Class A4, 2.090%, 04/17/2023	4,105,013	4,119,741
Marlette Funding Trust,
Series 2020-2A, Class A, 1.020%, 09/16/2030 (2)	5,639,756	5,648,895
Mercedes-Benz Auto Lease Trust:
Series 2018-B, Class A3, 3.210%, 09/15/2021	4,716,872	4,742,318
Series 2020-A, Class A2, 1.820%, 03/15/2022	4,219,956	4,239,654
Series 2018-B, Class A4, 3.310%, 07/15/2024	2,505,000	2,539,211
Mercedes-Benz Auto Receivables Trust,
Series 2020-1, Class A2, 0.460%, 03/15/2023	10,625,000	10,636,237
Mercedes-Benz Master Owner Trust:
Series 2019-AA, Class A, 0.502%, 05/15/2023 (1 Month LIBOR USD + 0.350%) (2)(3)	10,000,000	10,015,888
Series 2019-BA, Class A, 2.610%, 05/15/2024 (2)	10,765,000	11,141,289
MMAF Equipment Finance LLC:
Series 2017-AA, Class A3, 2.040%, 02/16/2022 (2)	789,660	790,470
Series 2020-A, Class A2, 0.740%, 04/09/2024 (2)	4,500,000	4,513,549
Nissan Auto Lease Trust:
Series 2019-A, Class A2, 2.710%, 07/15/2021	1,480,256	1,482,629
Series 2020-B, Class A2, 0.340%, 12/15/2022	12,825,000	12,826,167
Nissan Auto Receivables Owner Trust:
Series 2017-B, Class A3, 1.750%, 10/15/2021	1,676,748	1,679,495
Series 2019-A, Class A2A, 2.820%, 01/18/2022	1,230,733	1,233,555
Series 2017-C, Class A3, 2.120%, 04/18/2022	2,330,507	2,341,067
Series 2016-C, Class A4, 1.380%, 01/17/2023	1,260,519	1,261,116
Series 2018-C, Class A3, 3.220%, 06/15/2023	16,314,000	16,656,194
Series 2019-A, Class A3, 2.900%, 10/16/2023	26,635,000	27,261,546
PFS Financing Corp.:
Series 2017-D, Class A, 2.400%, 10/17/2022 (2)	7,004,000	7,008,408
Series 2018-B, Class A, 2.890%, 02/15/2023 (2)	8,563,000	8,639,950
Series 2018-D, Class A, 3.190%, 04/17/2023 (2)	2,091,000	2,120,693
Santander Consumer Auto Receivables Trust,
Series 2020-BA, Class A2, 0.380%, 02/15/2023 (2)	5,500,000	5,501,055
Santander Retail Auto Lease Trust:
Series 2019-A, Class A2, 2.720%, 01/20/2022 (2)	2,417,329	2,431,238
Series 2018-A, Class A4, 3.060%, 04/20/2022 (2)	1,888,364	1,891,129
SoFi Consumer Loan Program LLC:
Series 2017-3, Class A, 2.770%, 05/26/2026 (2)	385,677	387,809
Series 2017-4, Class A, 2.500%, 06/25/2026 (2)	5,392,428	5,432,170
Series 2018-4, Class A, 3.540%, 11/26/2027 (2)	616,570	620,882
Series 2019-2, Class A, 3.010%, 04/25/2028 (2)	2,088,580	2,112,376
Synchrony Credit Card Master Note Trust,
Series 2016-2, Class A, 2.210%, 05/15/2024	2,625,000	2,654,501
Tesla Auto Lease Trust,
Series 2018-B, Class A, 3.710%, 08/20/2021 (2)	8,402,358	8,481,256
Towd Point Mortgage Trust,
Series 2019-MH1, Class A1, 3.000%, 11/25/2058 (2)(4)	3,456,256	3,543,063
Toyota Auto Receivables Owner Trust:
Series 2017-B, Class A3, 1.760%, 07/15/2021	82,575	82,617
Series 2017-C, Class A3, 1.780%, 11/15/2021	1,427,533	1,430,180
Series 2017-A, Class A4, 2.100%, 09/15/2022	5,014,722	5,033,433
Series 2020-A, Class A2, 1.670%, 11/15/2022	5,097,105	5,131,694
Verizon Owner Trust:
Series 2017-3A, Class A1A, 2.060%, 04/20/2022 (2)	2,716,456	2,721,032
Series 2018-1A, Class A1A, 2.820%, 09/20/2022 (2)	20,400,159	20,549,082
Series 2018-A, Class A1A, 3.230%, 04/20/2023	210,000	213,255
Volkswagen Auto Lease Trust,
Series 2019-A, Class A2A, 2.000%, 03/21/2022	4,986,597	5,018,799
Volkswagen Auto Loan Enhanced Trust,
Series 2020-1, Class A2A, 0.930%, 12/20/2022	3,725,000	3,737,991
Volvo Financial Equipment LLC:
Series 2017-1A, Class A4, 2.210%, 11/15/2021 (2)	3,499,343	3,509,844
Series 2018-1A, Class A3, 2.540%, 02/15/2022 (2)	3,045,048	3,062,177
Wheels SPV 2 LLC,
Series 2019-1A, Class A2, 2.300%, 05/22/2028 (2)	15,136,907	15,305,320
World Financial Network Credit Card Master Trust:
Series 2018-A, Class A, 3.070%, 12/15/2024	13,382,000	13,506,596
Series 2016-A, Class A, 2.030%, 04/15/2025	920,000	929,199
Series 2018-C, Class A, 3.550%, 08/15/2025	14,000,000	14,419,605
World Omni Auto Receivables Trust,
Series 2020-C, Class A2, 0.350%, 12/15/2023	14,000,000	14,003,721
World Omni Automobile Lease Securitization Trust:
Series 2019-A, Class A2, 2.890%, 11/15/2021	2,135,087	2,144,964
Series 2018-B, Class A3, 3.190%, 12/15/2021	5,049,926	5,092,972
World Omni Select Auto Trust,
Series 2020-A, Class A2, 0.470%, 06/17/2024	7,500,000	7,501,099
Total Asset Backed Securities (Cost $601,412,420)		602,252,139	17.1%
Total Long-Term Investments (Cost $3,074,015,227)		3,079,434,615	87.4%

SHORT-TERM INVESTMENTS
Commercial Paper
Banco Santander SA, 0.28% (7), 08/23/2021	8,400,000	8,378,788
Nationwide Mutual Insurance Co., 0.40% (7), 07/26/2021	3,400,000	3,388,620
Banner Health, 0.42%, 11/12/2020	25,000,000	24,976,408
Catholic Health Initiatives, 0.09% (7), 10/14/2020	18,000,000	17,999,370
Catholic Health Initiatives, 0.12% (7), 11/19/2020	3,000,000	2,999,512
Enable Midstream Partners LP, 0.49% (7), 01/14/2021	17,700,000	17,674,567
Glencore Funding LLC, 0.53% (7), 03/05/2021	19,350,000	19,305,392
Shell International Finance BV, 0.34% (7), 07/12/2021	16,200,000	16,156,652
Walgreens Boots Alliance, Inc., 0.30% (7), 03/03/2021	20,253,000	20,226,576
Walgreens Boots Alliance, Inc., 0.31% (7), 03/04/2021	5,000,000	4,993,391
Walt Disney Co., 0.32% (7), 04/30/2021	17,000,000	16,967,864
Walt Disney Co., 0.35% (7), 07/16/2021	7,350,000	7,329,113
Total Commercial Paper (Cost $160,297,238)		160,396,253	4.6%

U.S. Treasury Securities
United States Treasury Bill, 0.09% (7), 11/12/2020	150,000,000	149,984,031
United States Treasury Bill, 0.06% (7), 10/08/2020	25,000,000	24,999,690
Total U.S. Treasury Securities (Cost $174,975,004)		174,983,721	5.0%
	Shares
Money Market Mutual Fund
First American Government Obligations Fund, Class U, 0.07% (5)	95,722,942	95,722,942
Total Money Market Mutual Fund (Cost $95,722,942)		95,722,942	2.7%
Total Short-Term Investments (Cost $430,995,184)		431,102,916	12.3%
Total Investments (Cost $3,505,010,411)		3,510,537,531	99.7%
Other Assets in Excess of Liabilities		11,766,575	0.3%
TOTAL NET ASSETS		$3,522,304,106	100.0%

Notes to Schedule of Investments
LIBOR - London Inter-bank Offered Rate
SOFR - Secured Overnight Financing Rate
(1)	Foreign security.
(2)
Security as defined in Rule 144A under the Securities Act of 1933 and classified as liquid under the Fund’s liquidity risk management program. Purchased in a private placement transaction;
resale to the public may require registration or may extend only to qualified institutional buyers. At September 30, 2020, the value of these securities total $634,833,230, which represents 18.02% of total net assets.

(3)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of September 30, 2020.
(4)	Variable rate security. The coupon is based on an underlying pool of loans. The rate reported is the rate in effect as of September 30, 2020.
(5)	Seven-day yield.
(6)	Security or a portion of the security, purchased on a when-issued or delayed delivery basis.
(7)	Effective yield as of September 30, 2020.

Baird Ultra Short Bond Fund
Schedule of Investments, September 30, 2020 (Unaudited)
Summary of Fair Value Exposure at September 30, 2020 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs") used in pricing the asset or liability.  These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 - Quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity can access at the measurement date.
Level 2 - Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.
Level 3 - Unobservable inputs for the asset or liability.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2020:

	Level 1	Level 2	Level 3	Total
Long-Term Investments
U.S. Treasury Securities	$–	$614,303,903	$–	$614,303,903
Other Government Related Security	–	4,012,680	–	4,012,680
Corporate Bonds	–	1,478,499,593	–	1,478,499,593
Municipal Bonds	–	340,949,565	–	340,949,565
Residential Mortgage-Backed Securities - Non-U.S. Government Agency Issues	–	22,546,344	–	22,546,344
Commercial Mortgage-Backed Securities - Non-U.S. Government Agency Issues	–	16,870,391	–	16,870,391
Asset Backed Securities	–	602,252,139	–	602,252,139
Total Long-Term Investments	–	3,079,434,615	–	3,079,434,615
Short-Term Investments
Commercial Paper	–	160,396,253	–	160,396,253
U.S. Treasury Securities	–	174,983,721	–	174,983,721
Money Market Mutual Fund	95,722,942	–	–	95,722,942
Total Short-Term Investments	95,722,942	335,379,974	–	431,102,916
Total Investments	$95,722,942	$3,414,814,589	$–	$3,510,537,531

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year's annual report.